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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED DECEMBER 7, 2011
                    TO THE SUPPLEMENT DATED OCTOBER 24, 2011
           TO THE PROSPECTUSES DATED OCTOBER 7, 2011 (AS SUPPLEMENTED)

This supplement updates the supplement dated October 24, 2011 (the "Original Supplement") to the prospectuses dated October 7, 2011 for the following variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"): Class VA (offered on and after October 7, 2011), Class VA - 4 (offered on and after October 7, 2011), Class L - 4 Year (offered on and after October 7, 2011), Class C (offered on and after October 7, 2011), and Class S (offered on and after October 7, 2011) and Class S - L Share Option (offered on and after October 7, 2011). The Original Supplement described the subsequent purchase payment restrictions for contracts with the optional GMIB Max II rider.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

GMIB MAX II - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If we received your application and necessary information, in good order, at our MetLife Annuity Service Center after the close of the New York Stock Exchange on December 2, 2011 and you elected the GMIB Max II optional benefit, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on April 27, 2012. However, we will accept a subsequent purchase payment received after April 27, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in good order, before the close of the New York Stock Exchange on March 30, 2012. Please see "Investment Allocation Restrictions for Certain Riders - Potential Restrictions on Subsequent Purchase Payments" and "Living Benefits - Guaranteed Income Benefits - Potential Restrictions on Subsequent Purchase Payments for GMIB Max II" in the prospectus.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                 Telephone: (800) 343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614